UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02281
THE HARTFORD INCOME SHARES FUND, INC.
(Exact name of registrant as specified in charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (860) 843-9934
Date of fiscal year end: July 31
Date of reporting period: April 30, 2009
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Income Shares Fund, Inc.
Schedule of Investments
April 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 2.6%
	Finance — 2.6%
	Bayview Commercial Asset Trust
$4,617	7.00%, 07/25/2037△▶	$254
6,821	7.18%, 01/25/2037△▶†	576
	Bayview Financial Acquisition Trust
500	2.59%, 05/28/2037△†Δ	13
	CBA Commercial Small Balance Commercial Mortgage
4,575	7.25%, 07/25/2039△▶	389
4,011	9.75%, 01/25/2039△▶	401
	Credit-Based Asset Servicing and Securitization
86	0.71%, 05/25/2036△Δ	37
	Option One Mortgage Loan Trust
1,000	6.99%, 03/25/2037△	50
	Renaissance Home Equity Loan Trust
2,500	7.50%, 04/25/2037 — 06/25/2037△	72

		1,792

	Total asset & commercial mortgage backed securities (cost $5,621)	$1,792

CORPORATE BONDS: INVESTMENT GRADE — 70.9%
	Basic Materials — 4.3%
	Anglo American Capital plc
$339	9.38%, 04/08/2014■	$352
	Newmont Mining Corp.
500	8.63%, 05/15/2011	531
	Phelps Dodge Corp.
250	9.50%, 06/01/2031	228
	Rio Tinto Finance USA Ltd.
85	9.00%, 05/01/2019	87
	Union Carbide Corp.
2,000	7.75%, 10/01/2096	1,028
	Westvaco Corp.
1,000	8.20%, 01/15/2030	764

		2,990

	Capital Goods — 3.5%
	Northrop Grumman Space & Mission Systems Corp.
1,000	7.75%, 06/01/2029	1,109
	Tyco International Group S.A.
1,250	7.00%, 12/15/2019	1,151
	Tyco International Ltd.
138	8.50%, 01/15/2019	148

		2,408

	Consumer Cyclical — 1.2%
	CRH America, Inc.
300	8.13%, 07/15/2018	250
	Delhaize America, Inc.
500	9.00%, 04/15/2031	548

		798

	Consumer Staples — 1.3%
	Altria Group, Inc.
317	9.70%, 11/10/2018	370
89	10.20%, 02/06/2039	98
	Anheuser-Busch Cos., Inc.
92	8.20%, 01/15/2039 ■	92

Shares or Principal Amount		Market Value╪
CORPORATE BONDS: INVESTMENT GRADE — 70.9% — (continued)
	Consumer Staples — 1.3% — (continued)
	Anheuser-Busch InBev N.V.
$325	7.75%, 01/15/2019 ■	$341

		901

	Energy — 5.3%
	Anadarko Petroleum Corp.
235	6.45%, 09/15/2036	178
	Burlington Resources Finance Co.
850	9.13%, 10/01/2021	1,070
	ConocoPhillips Holding Co.
1,000	6.95%, 04/15/2029	1,031
	EnCana Corp.
35	6.50%, 05/15/2019	35
	Marathon Oil Corp.
92	6.50%, 02/15/2014	95
	Nabors Industries, Inc.
125	9.25%, 01/15/2019 ■	118
	Valero Energy Corp.
1,000	8.75%, 06/15/2030	950
124	9.38%, 03/15/2019	139

		3,616

	Finance — 13.8%
	CIT Group, Inc.
250	1.36%, 08/17/2009 Δ	228
	Citigroup, Inc.
414	8.30%, 12/21/2057Δ	252
	CNA Financial Corp.
1,000	7.25%, 11/15/2023	593
	Comerica Capital Trust II
572	6.58%, 02/20/2037Δ	208
	Countrywide Financial Corp.
10	4.50%, 06/15/2010	10
16	5.80%, 06/07/2012	15
	ERAC USA Finance Co.
1,000	8.00%, 01/15/2011■	943
	Farmers Exchange Capital
3,000	7.20%, 07/15/2048■	1,453
	Goldman Sachs Capital Trust II
1,780	5.79%, 06/01/2012♠Δ	880
	HSBC Finance Corp.
500	7.00%, 05/15/2012	484
	International Lease Finance Corp.
1,000	6.63%, 11/15/2013	624
	JP Morgan Chase & Co.
930	7.90%, 04/30/2018♠	707
	JP Morgan Chase Capital II
70	1.67%, 02/01/2027Δ	29
	Liberty Mutual Group, Inc.
250	7.00%, 03/15/2034■	146
	MONY Group, Inc.
1,000	8.35%, 03/15/2010	1,004
	Pricoa Global Funding I
157	1.14%, 01/30/2012 ■Δ	118
	State Street Capital Trust III
163	8.25%, 03/15/2042Δ	111
	State Street Capital Trust IV
360	2.32%, 06/15/2037Δ	146
	Travelers Property Casualty Corp.
1,000	7.75%, 04/15/2026	1,000

The Hartford Income Shares Fund, Inc.
Schedule of Investments
April 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value╪
CORPORATE BONDS: INVESTMENT GRADE — 70.9% — (continued)
	Finance — 13.8% — (continued)
	USB Capital IX
$650	6.19%, 04/15/2011♠Δ	$361
	Western Financial Bank
115	9.63%, 05/15/2012	115

		9,427

	Services — 12.5%
	COX Communications, Inc.
1,500	6.80%, 08/01/2028	1,257
	Electronic Data Systems Corp.
750	7.45%, 10/15/2029	821
	FedEx Corp.
1,000	7.84%, 01/30/2018	920
	Hearst-Argyle Television, Inc.
1,000	7.00%, 01/15/2018	805
	News America Holdings, Inc.
1,500	8.88%, 04/26/2023	1,427
	Time Warner Entertainment Co., L.P.
2,550	8.38%, 07/15/2033	2,651
	Waste Management, Inc.
500	7.13%, 12/15/2017	475
	Wynn Las Vegas LLC
250	6.63%, 12/01/2014	207

		8,563

	Technology — 17.0%
	AT&T Corp.
1,750	8.00%, 11/15/2031	1,979
	Cingular Wireless Services, Inc.
1,500	8.75%, 03/01/2031	1,717
	Comcast Cable Communications, Inc.
1,000	8.50%, 05/01/2027	1,047
	Embarq Corp.
2,000	8.00%, 06/01/2036	1,660
	Qwest Corp.
100	6.88%, 09/15/2033	71
	Raytheon Co.
1,000	7.20%, 08/15/2027	1,097
	Tele-Communications, Inc.
1,500	9.80%, 02/01/2012	1,617
	Telus Corp.
400	8.00%, 06/01/2011	425
	Verizon Communications, Inc.
292	8.75%, 11/01/2018	349
	Verizon Wireless
1,429	8.50%, 11/15/2018■	1,711

		11,673

	Transportation — 9.8%
	American Airlines, Inc.
2,500	7.86%, 10/01/2011	2,075
	Canadian Pacific Railway Co.
125	5.95%, 05/15/2037	84
	Continental Airlines, Inc.
1,320	7.71%, 04/02/2021	1,030
1,000	7.92%, 05/01/2010	955
1,962	8.05%, 11/01/2020	1,569
	Norfolk Southern Corp.
1,000	8.63%, 05/15/2010	1,045

		6,758

Shares or Principal Amount		Market Value
CORPORATE BONDS: INVESTMENT GRADE — 70.9% — (continued)
	Utilities — 2.2%
	CMS Panhandle Holding Co.
$1,000	7.00%, 07/15/2029	$745
	FirstEnergy Corp.
750	6.45%, 11/15/2011	762

		1,507

	Total corporate bonds: investment grade (cost $52,607)	$48,641

CORPORATE BONDS: NON-INVESTMENT GRADE — 20.5%
	Basic Materials — 0.8%
	Cenveo, Inc.
$400	10.50%, 08/15/2016 ■	268
	Olin Corp.
234	6.75%, 06/15/2016 †	233
66	9.13%, 12/15/2011 †	71

		572

	Capital Goods — 0.2%
	Briggs & Stratton Corp.
170	8.88%, 03/15/2011	170
	Consumer Cyclical — 1.7%
	Dillard’s, Inc.
120	6.63%, 01/15/2018	50
85	7.13%, 08/01/2018	35
	Federated Department Stores, Inc.
1,000	8.50%, 06/01/2010	976
	Supervalu, Inc.
150	7.50%, 11/15/2014	146

		1,207

	Energy — 0.3%
	Tesoro Corp.
250	6.63%, 11/01/2015	210
	Finance — 1.8%
	Ford Motor Credit Co.
1,200	5.70%, 01/15/2010	1,128
	Hub International Holdings, Inc.
110	9.00%, 12/15/2014■	76
	Washington Mutual Preferred Funding
1,000	6.53%, 03/15/2011■♠Ω	1

		1,205

	Services — 1.7%
	Belo Corp.
1,500	7.25%, 09/15/2027	729
	Mandalay Resort Group
250	7.63%, 07/15/2013	70
	TL Acquisitions, Inc.
500	10.50%, 01/15/2015■	340

		1,139

	Technology — 10.4%
	Charter Communications Operating LLC
150	8.00%, 04/30/2012■Ψ	141
	Citizens Communications Co.
500	9.00%, 08/15/2031	397
	Frontier Communications
150	6.63%, 03/15/2015	137
	Intelsat Jackson Holdings Ltd.
1,055	11.50%, 06/15/2016■	1,039

The Hartford Income Shares Fund, Inc.
Schedule of Investments
April 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 20.5% — (continued)
	Technology - 10.4% — (continued)
	Level 3 Financing, Inc.
$750	12.25%, 03/15/2013	$677
	Lucent Technologies, Inc.
1,500	6.45%, 03/15/2029	743
	Mediacom LLC
1,500	7.88%, 02/15/2011	1,485
	MetroPCS Wireless, Inc.
250	9.25%, 11/01/2014	251
200	9.25%, 11/01/2014 ■	199
	Nortel Networks Corp.
650	6.88%, 09/01/2023 Ω	57
	Qwest Capital Funding, Inc.
1,000	7.25%, 02/15/2011	977
	Sprint Capital Corp.
1,500	6.88%, 11/15/2028	1,013

		7,116

	Transportation - 1.7%
	Continental Airlines, Inc.
910	6.80%, 08/02/2018	618
	Delta Air Lines, Inc.
447	10.50%, 04/30/2016 △ ●	123
	Royal Caribbean Cruises Ltd.
250	7.00%, 06/15/2013	194
	United Air Lines, Inc.
202	7.19%, 04/01/2011	194

		1,129

	Utilities - 1.9%
	El Paso Corp.
1,000	8.05%, 10/15/2030	762
	NRG Energy, Inc.
285	7.25%, 02/01/2014	275
	Texas Competitive Electric Co.
525	10.25%, 11/01/2015	298

		1,335

	Total corporate bonds: non-investment grade (cost $17,720)	$14,083

U.S. GOVERNMENT AGENCIES - 0.4%
	Federal Home Loan Mortgage Corporation - 0.0%
$7	9.00%, 09/01/2022	$8
11	10.50%, 12/01/2017	13
—	11.25%, 06/01/2010	—
4	11.50%, 06/01/2015	5
2	11.75%, 11/01/2010	2

		28

	Federal National Mortgage Association - 0.2%
49	8.00%, 09/01/2024 - 01/01/2025	53
11	10.50%, 09/01/2017	13
13	11.00%, 08/01/2011 - 02/01/2018	14
8	12.00%, 09/01/2014	8
7	12.50%, 10/01/2015	8

		96

	Government National Mortgage Association - 0.2%
41	9.00%, 06/15/2021	45

Shares or Principal Amount		Market Value ╪
U.S. GOVERNMENT AGENCIES - 0.4% — (continued)
	Government National Mortgage Association - 0.2% - (continued)
$58	9.50%, 11/15/2020	$64

		109

	Total U.S. government agencies (cost $217)	$233

U.S. GOVERNMENT SECURITIES - 2.0%
	U.S. Treasury Securities - 2.0%
$214	1.50%, 12/31/2013	$210
415	3.88%, 05/15/2018	442
392	4.50%, 05/15/2038	422
109	4.63%, 02/29/2012	119
170	4.75%, 02/15/2037	189

		1,382

	Total U.S. government securities (cost $1,369)	$1,382

COMMON STOCKS - 0.2%
	Telecommunication Services - 0.1%
—	AboveNet, Inc. △ •	$11
2	Global Crossing Ltd. •	11
—	XO Holdings, Inc. •	—

		22

	Transportation - 0.1%
13	Delta Air Lines, Inc. •	81

	Total common stocks (cost $214)	$103

PREFERRED STOCKS - 0.0%
	Banks - 0.0%
54	Federal Home Loan Mortgage Corp.	$27

	Total preferred stocks (cost $1,347)	$27

WARRANTS - 0.0%
	Telecommunication Services 0.0%
—	AboveNet, Inc. △ •	$2
—	XO Holdings, Inc. △ •	—

		2

	Total warrants (cost $—)	$2

	Total long-term investments (cost $79,095)	$66,263

The Hartford Income Shares Fund, Inc.
Schedule of Investments
April 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 0.6%
	U.S. Treasury Bills - 0.6%
$400	0.18%, 07/16/2009 □○		$400

	Total short-term investments (cost $400)		$400

	Total investments (cost $79,495) ▲	97.2%	$66,663
	Other assets and liabilities	2.8%	1,930

	Total net assets	100.0%	$68,593

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.99% of total net assets at April 30, 2009.
▲	At April 30, 2009, the cost of securities for federal income tax purposes was $79,560 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,001
Unrealized Depreciation	(15,898)

Net Unrealized Depreciation	$(12,897)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at April 30, 2009, was $893, which represents 1.30% of total net assets.

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

△	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2009.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2009, was $7,338, which represents 10.70% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

▶	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at April 30, 2009.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

Ω	Debt security in default due to bankruptcy.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

□	Security pledged as initial margin deposit for open futures contracts at April 30, 2009.
Futures Contracts Outstanding at April 30, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
10 Year U.S. Treasury Note	103	Short	Jun 2009	$11

*	The number of contracts does not omit 000’s.

△	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Seurity	Cost Basis

09/2007 -	—	AboveNet, Inc.
10/2007			$—
09/2007	—	AboveNet, Inc. Warrants	—
05/2007 -	$4,617	Bayview Commercial Asset Trust,
02/2009		7.00%, 07/25/2037 - 144A	649
12/2006	$6,821	Bayview Commercial Asset Trust, 7.18%, 01/25/2037 - 144A	673
04/2007	$500	Bayview Financial Acquisition Trust, 2.59%, 05/28/2037	500
05/2007	$4,575	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 - 144A	377
11/2006	$4,011	CBA Commercial Small Balance Commercial Mortgage, 9.75%, 01/25/2039 - 144A	353
07/2007	$86	Credit-Based Asset Servicing and Securitization, 0.71%, 05/25/2036 - 144A	84
10/1996	$447	Delta Air Lines, Inc., 10.50%, 04/30/2016	465
03/2007	$1,000	Option One Mortgage Loan Trust, 6.99%, 03/25/2037	879
03/2007 -	$2,500	Renaissance Home Equity Loan
05/2007		Trust, 7.50%, 04/25/2037 - 06/25/2037	2,106
05/2006	—	XO Holdings, Inc. Warrants	—
The aggregate value of these securities at April 30, 2009 was $1,928 which represents 2.81% of total net assets.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Income Shares Fund, Inc.
Schedule of Investments
April 30, 2009 (Unaudited)
(000’s Omitted)
Distribution by Credit Quality
as of April 30, 2009

Percentage of
Long Term
Rating	Holdings

AAA	4.9%
AA	0.4
A	22.3
BBB	50.8
BB	7.7
B	7.7
CCC	5.4
CC	0.1
D	0.3
Not Rated	0.4

Total	100.0%

FAS 157 Disclosure of Investment Valuation Hierarchy Levels

Assets:
Investment in securities — Level 1	$130
Investment in securities — Level 2	56,223
Investment in securities — Level 3	10,310

Total	$66,663

Other financial instruments — Level 1 *	$11

Total	$11

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:
Securities:
Balance as of July 31, 2008	$8,720
Net realized loss	(43)
Change in unrealized depreciations	(1,269)
Net sales	(51)
Transfers in and /or out of Level 3	2,953

Balance as of April 30, 2009	$10,310

sChange in unrealized gains or losses relating to assets still held at April 30, 2009	$(1,743)

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD INCOME SHARES FUND, INC.
Date: June 16, 2009	By:	/s/ John C. Walters
John C. Walters
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 16, 2009	By:	/s/ John C. Walters
John C. Walters
Its: President

Date: June 16, 2009	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST
99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer